Item G.1.b.ii of Form N-CEN

Series 2051-A RVMTP Shares

Effective June 5, 2024, the Fund modified the terms of the Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051-A (the “Series 2051-A RVMTP Shares”). The modifications are reflected in the Amended and Restated Appendix C dated June 5, 2024 to the Fund’s Amended and Restated Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares dated May 9, 2022 (the “Statement of Rights”), attached as Exhibit 1 to the Amended and Restated Bylaws of the Fund (the “Bylaws”). As a result of the modification, (i) the Early Term Redemption Date (as defined in the Statement of Rights) was extended from December 6, 2024 to December 6, 2029, (ii) the Applicable Spread (as defined in the Statement of Rights) schedule increased and (iii) an 18-month Optional Redemption Period and a higher Increased Rate (each as defined in the Statement of Rights) were implemented.

Series 2052-B RVMTP Shares

Effective October 7, 2024, the Fund modified the terms of the Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2052-B (the “Series 2052-B RVMTP Shares”). The modifications are reflected in the Amended and Restated Appendix D dated October 7, 2024 to the Statement of Rights attached as Exhibit 1 to the Bylaws. As a result of the modification, (i) the Early Term Redemption Date (as defined in the Statement of Rights) was extended from April 8, 2025 to April 8, 2030, (ii) the Liquidity Account Initial Date (as defined in the Statement of Rights) was extended from October 8, 2024 to October 8, 2029, (iii) the Optional Redemption Period (as defined in the Statement of Rights) was changed from 12 months to 18 months and (iv) the Applicable Spread schedule and the Increased Rate (each as defined in the Statement of Rights) increased.

Series 2049-A RVMTP Shares

Effective November 8, 2024, the Fund modified the terms of the Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2049-A (the “Series 2049-A RVMTP Shares”). The modifications are reflected in the Amended and Restated Appendix A dated November 8, 2024 to the Statement of Rights attached as Exhibit 1 to the Bylaws. As a result of the modification, (i) the Early Term Redemption Date was extended from May 9, 2025 to May 9, 2030, (ii) the Liquidity Account Initial Date (as defined in the Statement of Rights) was extended from November 11, 2024 to November 9, 2029, (iii) the Optional Redemption Period (as defined in the Statement of Rights) was changed from 12 months to 18 months and (iv) the Applicable Spread schedule and the Increased Rate (each as defined in the Statement of Rights) increased.